Personnel expenses (Detail) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019		Jun. 30, 2018
Personnel Expenses [Line Items]
Salaries and variable compensation		$ 2,523	$ 2,420	$ 2,456		$ 4,943		$ 5,197
Financial advisor compensation	[1]	1,005	960	1,007		1,965		2,040
Contractors		96	96	129		192		251
Social security		195	213	197		408		439
Pension and other post-employment benefit plans		194	224	170		418		135	[2]
Other personnel expenses		140	128	144		269		294
Total personnel expenses		$ 4,153	$ 4,043	$ 4,102		$ 8,196	[3]	$ 8,357	[3]
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement					$ 241

[1]
Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements

[2]
Changes to the Pension Fund of UBS in Switzerland in the first quarter of 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in the first quarter of 2018, with no overall effect on total equity. Refer to “Note 29 Pension and other post-employment benefit plans” in the “Consolidated financial statements” section of our Annual Report 2018 for more information.

[3]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019